Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,109	$ 2,475	$ 2,505	$ 2,200	$ 2,243	$ 2,160	$ 2,148	$ 2,148	$ 2,130	$ 10,417	$ 6,948	$ 9,423	$ 8,586	$ 8,790
Estimated future amortization expense of intangible assets year one		8,837										8,837
Estimated future amortization expense of intangible assets year two		8,340										8,340
Estimated future amortization expense of intangible assets year three		7,345										7,345
Estimated future amortization expense of intangible assets year four		4,766										4,766
Estimated future amortization expense of intangible assets year five		$ 2,085										$ 2,085